Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (2,573,335)	$ (844,582)
Net loss attributable to noncontrolling interest	(34,433)	(25,738)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense		22,047
Depreciation expense	262	440
Amortization of debt issue costs	11,986
Amortization of debt discount	92,304
Amortization of patent	2,457	2,457
Change in fair value of derivative liabilities	(34,250)
Derivative expense	1,156,262
Loss on debt extinguishment	12,731
Gain on debt forgiveness	(100,000)
Common stock transferred from existing stockholders for services rendered	562,500
Stock issued for services - related party	125,000
Stock options issued for services - related parties	66,785
Imputed interest		3,386
Change in operating assets and liabilities:
Accounts receivable		29,497
Prepaid expenses	(40,000)
Inventory		85,899
Other	2,500	2,500
Accounts payable & accrued expenses	63,502	(66,064)
Net cash used in operating activities	(685,729)	(790,158)
Cash flows from investing activities:
Purchase of property & equipment	(6,013)
Payment of patent costs
Net cash used in investing activities	(6,013)
Cash flows from financing activities:
Direct issue costs paid	(247,197)
Proceeds from issuance of convertible notes	2,000,000
Proceeds from note payable	160,000	120,000
Proceeds from note payable - related party	61,655	127,000
Repayments of notes	(116,331)	(230,106)
Repayments of notes - related party	(35,547)
Proceeds from the exercise of warrants	1,400
Members contribution		774,000
Net cash provided by financing activities	1,823,980	790,894
Increase cash and cash equivalents	1,132,238	736
Cash and cash equivalents at beginning of year	736
Cash and cash equivalents at end of year	1,132,974	736
Supplementary disclosure of non-cash financing activities:
Conversion of note payable and accrued interest to convertible note	244,133
Debt forgiveness - related parties	83,000
Debt discount recorded on convertible debt accounted for as a derivative liability	1,925,191
Reclassification of derivative liability to additional paid-in-capital	311,709
Loss on debt extinguishment - related party	3,278
Sale of 4.5% subsidiary ownership		5,193
Reacquired 4.5% subsidiary ownership	19,538
Cash paid during the year for:
Interest		27,896
Income taxes